UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Franklin, TN     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $421,642 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    16699   312900 SH       SOLE                        0        0   312900
ACCENTURE LTD BERMUDA          CL A             G1150G111    18572   566397 SH       SOLE                        0        0   566397
APPLE INC                      COM              037833100     8535   100000 SH       SOLE                        0        0   100000
ATHENAHEALTH INC               COM              04685W103     1486    39500 SH       SOLE                        0        0    39500
BRINKS HOME SEC HLDGS INC      COM              109699108     4581   209000 SH       SOLE                        0        0   209000
BROADCOM CORP                  CL A             111320107    13814   814000 SH       SOLE                        0        0   814000
COACH INC                      COM              189754104     6648   320100 SH       SOLE                        0        0   320100
COPA HOLDINGS SA               CL A             P31076105     3929   129600 SH       SOLE                        0        0   129600
CVS CAREMARK CORPORATION       COM              126650100    14163   492800 SH       SOLE                        0        0   492800
DEVRY INC DEL                  COM              251893103     4650    81000 SH       SOLE                        0        0    81000
ENERGY CONVERSION DEVICES IN   COM              292659109     5880   233259 SH       SOLE                        0        0   233259
FIRST SOLAR INC                COM              336433107    12222    88588 SH       SOLE                        0        0    88588
FLOWSERVE CORP                 COM              34354P105     8111   157500 SH       SOLE                        0        0   157500
GOLDMAN SACHS GROUP INC        COM              38141G104    23747   281400 SH       SOLE                        0        0   281400
GULFMARK OFFSHORE INC          COM              402629109     3735   157000 SH       SOLE                        0        0   157000
HARTFORD FINL SVCS GROUP INC   COM              416515104    13852   843600 SH       SOLE                        0        0   843600
HEWLETT PACKARD CO             COM              428236103    10865   299400 SH       SOLE                        0        0   299400
HUNTINGTON BANCSHARES INC      COM              446150104     6497   848200 SH       SOLE                        0        0   848200
JPMORGAN & CHASE & CO          COM              46625H100    35594  1128900 SH       SOLE                        0        0  1128900
KB HOME                        COM              48666K109    15470  1135800 SH       SOLE                        0        0  1135800
LEAP WIRELESS INTL INC         COM NEW          521863308    12663   470900 SH       SOLE                        0        0   470900
MASTEC INC                     COM              576323109     4374   377700 SH       SOLE                        0        0   377700
MASTERCARD INC                 CL A             57636Q104    10491    73400 SH       SOLE                        0        0    73400
METLIFE INC                    COM              59156R108    16360   469300 SH       SOLE                        0        0   469300
MORGAN STANLEY                 COM NEW          617446448    10931   681500 SH       SOLE                        0        0   681500
NVR INC                        COM              62944T105     8532    18700 SH       SOLE                        0        0    18700
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    12106   701800 SH       SOLE                        0        0   701800
POLARIS INDS INC               COM              731068102     6916   241400 SH       SOLE                        0        0   241400
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     2523   271000 SH       SOLE                        0        0   271000
SALESFORCE COM INC             COM              79466L302     7657   239200 SH       SOLE                        0        0   239200
SCHWAB CHARLES CORP NEW        COM              808513105     5635   348500 SH       SOLE                        0        0   348500
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    13951   431112 SH       SOLE                        0        0   431112
SPDR TR                        UNIT SER 1       78462F103    19853   220000 SH       SOLE                        0        0   220000
STATE STR CORP                 COM              857477103     9022   229400 SH       SOLE                        0        0   229400
SYBASE INC                     COM              871130100    15833   639200 SH       SOLE                        0        0   639200
THORATEC CORP                  COM NEW          885175307     7031   216400 SH       SOLE                        0        0   216400
VISIONCHINA MEDIA INC          SPONS ADR        92833U103    10310  1888300 SH       SOLE                        0        0  1888300
WAL MART STORES INC            COM              931142103    18404   328300 SH       SOLE                        0        0   328300